Note 20 - Estimated Fair Value of Financial Instruments (Details) - Estimated Fair Values of the Company’s Financial Instruments (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 05, 2005
Financial assets
Cash and cash equivalents	$ 33,572,000	$ 28,460,000	$ 21,984,000
Available for sale	35,269,000	39,822,000
Federal Home Loan Bank Stock	4,000,000	3,629,000
Loans held for sale		271,000
Loans, net	358,546,000	325,865,000
Accrued interest receivable	1,169,000	1,122,000
Financial liabilities
Deposits	331,034,000	315,828,000
Short term borrowings	3,802,000	4,818,000
Advances from Federal Home Loan Bank	80,000,000	69,000,000
Junior subordinated debentures	10,310,000	10,310,000		10,300,000
Accrued interest payable	777,000	1,049,000
Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and cash equivalents, fair value	33,572,000	28,460,000
Federal Home Loan Bank Stock, fair value
Financial liabilities
Deposits, fair value	210,391,000	189,344,000
Fair Value, Inputs, Level 2 [Member]
Financial assets
Available for sale	33,261,000	37,986,000
Federal Home Loan Bank Stock, fair value
Loans held for sale		271,000
Accrued interest receivable, fair value	97,000	113,000
Financial liabilities
Deposits, fair value	120,950,000	137,018,000
Short term borrowings, fair value	3,802,000	4,818,000
Advances from Federal Home Loan Bank, fair value	83,488,000	72,158,000
Accrued interest payable, fair value	776,000	599,000
Fair Value, Inputs, Level 3 [Member]
Financial assets
Available for sale	2,008,000	1,836,000
Federal Home Loan Bank Stock, fair value
Loans, net, fair value	355,310,000	315,917,000
Accrued interest receivable, fair value	1,072,000	1,009,000
Financial liabilities
Junior subordinated debentures, fair value	5,018,000	4,826,000
Accrued interest payable, fair value	1,000	450,000
Estimate of Fair Value Measurement [Member]
Financial assets
Cash and cash equivalents, fair value	33,572,000	28,460,000
Available for sale	35,269,000	39,822,000
Federal Home Loan Bank Stock, fair value
Loans held for sale		271,000
Loans, net, fair value	355,310,000	315,917,000
Accrued interest receivable, fair value	1,169,000	1,122,000
Financial liabilities
Deposits, fair value	331,341,000	326,362,000
Short term borrowings, fair value	3,802,000	4,818,000
Advances from Federal Home Loan Bank, fair value	83,488,000	72,158,000
Junior subordinated debentures, fair value	5,018,000	4,826,000
Accrued interest payable, fair value	$ 777,000	$ 1,049,000